Finance income and finance costs	6 Months Ended
Jun. 30, 2020
Finance income and finance costs
Finance income and finance costs

4.     Finance income and finance costs

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Interest SVB Loan Agreement	(59)	(128)	(116)	(283)
Foreign exchange differences	(1,022)	(728)	554	28
Finance cost lease liability	(6)	(6)	(13)	(13)
Other finance income/finance costs	71	208	166	448
Gain from the modification of SVB Loan Agreement (see note 10)	62	0	62	0
Finance income/costs - net	(954)	(654)	653	180